Debt and Capital Structure - Schedule of Short-Term Borrowings (Detail) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Uncommitted demand facilities	$ 0	$ 0
Total Debt Principal	0	79
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Uncommitted demand facilities	0	79
Sunrise Oil Sands Partnership
Disclosure of detailed information about borrowings [line items]
Uncommitted demand facilities	$ 0	$ 0